RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Reconciliation of Financial Statements to Form 5500 [Line Items]
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
7.    RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500

The following is a reconciliation of notes receivable from participants, benefit claims payable, and net assets available for benefits per the financial statements to the Plan’s Form 5500 Annual Return/Report of Employee Benefit Plan (Form 5500) (in thousands):

	Notes Receivable from Participants	Benefit Claims Payable	Net Assets Available for Benefits
December 31, 2025
Per the financial statements	$51,108	$—	$3,922,754
Deemed distributions of participant loans	(595)	—	(595)
Amounts allocated to withdrawing participants	—	(1,108)	(1,108)
Per the Form 5500	$50,513	$(1,108)	$3,921,051

December 31, 2024
Per the financial statements	$48,925	$—	$3,387,870
Deemed distributions of participant loans	(556)	—	(556)
Amounts allocated to withdrawing participants	—	(1,362)	(1,362)
Per the Form 5500	$48,369	$(1,362)	$3,385,952

The following is a reconciliation of investment income per the financial statements to the Form 5500 (in thousands):

	Year Ended December 31,
	2025	2024
Investment income per the financial statements	$663,001	$427,398
Interest income on notes receivable from participants per the financial statements	3,918	3,362
Investment income per the Form 5500	$666,919	$430,760
The following is a reconciliation of benefit payments per the financial statements to the Form 5500 (in thousands):

	Year Ended December 31,
	2025	2024
Benefit payments per the financial statements	$336,999	$337,091
Amounts allocated to withdrawing participants:
End of year	1,108	1,362
Beginning of year	(1,362)	(1,093)
Terminated deemed distributions of participant loans	(20)	(92)
Benefit payments per the Form 5500	$336,725	$337,268
The following is a reconciliation of deemed distributions of participant loans per the financial statements to the Form 5500 (in thousands):

	Year Ended December 31,
	2025	2024
Deemed distributions of participant loans per the financial statements	$—	$—
Deemed distributions of participant loans	59	7
Deemed distributions of participant loans per the Form 5500	$59	$7